ACCOUNTING POLICIES (Employee liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferred compensation share-based arrangements, liability	$ 79.8	$ 67.7
Stock granted, value	$ 88.6	$ 72.1
Incentive Retention Program | Capital Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	4 years
Redemption, period (years)	10 years
Early redemption, period (years)	7 years
Mandatory redemption period (years)	7 years